INSTALLMENT LOAN PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Installment Loan Payable
INSTALLMENT LOAN PAYABLE

NOTE 10 – INSTALLMENT LOAN PAYABLE

Installment loan payable consists of a 48-month installment loan incurred in connection with the purchase of a truck that is used at our extraction facility.  The outstanding balance on the installment loan was $32,757 and $46,667 at March 31, 2018, and December 31, 2017, respectively. The terms of the installment loan specify monthly payments of $955, however, we are making payments of $6,955 per month to pay the loan off in a six-month period. As a result of our intentions to pay the loan off in six months, the entire balance of the installment loan has been classified as a current liability.

NOTE 12 – INSTALMENT LOAN PAYABLE

Instalment loan payable consists of a 48-month instalment loan incurred in connection with the purchase of a truck that is used at our extraction facility.  The outstanding balance on the instalment loan is $46,667 and $0.0 at December 31, 2017 and 2016, respectively. The terms of the installment loan specify monthly payments of $972, however, we are making payments of $7,778 per month in order to pay the loan off in a six-month period. As a result of our intentions to pay the loan off in six months, the entire balance of the instalment loan has been classified as a current liability.